ASSETS HELD FOR SALE - Schedule Of Assets and Liabilities Classified as Held for Sale (Details) - USD ($) $ in Millions	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Cash and cash equivalents	$ 1,907	$ 1,955	$ 3,135	$ 1,236	$ 1,423	$ 1,141
Restricted cash	301		286
Trade receivables and other current assets	2,464		2,124
Property, plant and equipment, at fair value	76,351		73,475
Equity accounted investments	3,709		2,740
Deferred income tax assets	394		330
Other long-term assets	1,187		941
Total Assets	98,601		94,809
Current liabilities	17,699		14,565
Non-recourse borrowings	5,295		5,005
Deferred income tax liabilities	8,682		8,439
Other long-term liabilities	2,159		2,076
Liabilities directly associated with assets held for sale	65,274		58,353
Assets and liabilities classified as held for sale
Statement [Line Items]
Cash and cash equivalents	19		48
Restricted cash	0		14
Trade receivables and other current assets	24		51
Financial instrument assets	6		37
Property, plant and equipment, at fair value	1,607		1,343
Equity accounted investments	67		421
Deferred income tax assets	0		9
Other long-term assets	33		126
Total Assets	1,756		2,049
Current liabilities	62		57
Non-recourse borrowings	546		797
Financial instrument liabilities	0		3
Deferred income tax liabilities	184		131
Provisions	0		10
Other long-term liabilities	94		38
Liabilities directly associated with assets held for sale	$ 886		$ 1,036